UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/12

The following Form N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different Form N-Q reporting requirements.  A separate Form N-Q will be filed for this series, as appropriate.

Dreyfus Premier Investment Funds, Inc.

  Dreyfus Diversified International Fund

  Dreyfus Emerging Asia Fund

  Dreyfus Greater China Fund

  Dreyfus India Fund

  Dreyfus Satellite Alpha Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2012 (Unaudited)

Registered Investment Companies--100.2%	Shares	Value ($)
Dreyfus Emerging Asia, Cl. I	415,518a,b	3,166,244
Dreyfus Emerging Markets Fund, Cl.
I	4,317,767b	40,241,584
Dreyfus International Equity Fund,
Cl. I	4,637,723b	119,328,608
Dreyfus International Value Fund,
Cl. I	5,454,852b	51,439,251
Dreyfus/Newton International
Equity Fund, Cl. I	7,583,834b	120,203,776
International Stock Fund, Cl. I	10,380,621b	138,788,908

Total Investments (cost $456,354,530)	100.2%	473,168,371
Liabilities, Less Cash and Receivables	(.2%)	(889,926)
Net Assets	100.0%	472,278,445

a	Non-income producing security.
b	Investment in affiliated mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $16,813,841 of which $21,928,239 related to appreciated investment securities and $5,114,398 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	100.2

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	473,168,371	-	-	473,168,371

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2012 (Unaudited)

Common Stocks--106.2%	Shares	Value ($)
China--18.5%
Anhui Conch Cement, Cl. H	150,000	395,567
China Medical System Holdings	1,501,500	743,518
China ZhengTong Auto Services Holdings	1,181,500a	563,729
CITIC Securities, Cl. H	700,000	1,225,837
Evergrande Real Estate Group	2,188,000	1,021,388
Haitong Securities, Cl. H	730,000a	894,296
Hilong Holding	1,617,000	348,226
Hunan Non-Ferrous Metal, Cl. H	2,292,000a	712,306
Ping An Insurance Group, Cl. H	139,000	1,090,713
Zhuzhou CSR Times Electric, Cl. H	199,000	474,744
		7,470,324
Hong Kong--22.2%
Belle International Holdings	569,000	1,053,663
Brilliance China Automotive Holdings	708,000a	574,274
China Foods	984,000	925,034
China Mengniu Dairy	174,000	518,318
China Resources Land	836,000	1,696,860
China State Construction International Holdings	2,208,000	2,306,317
Far East Horizon	741,000	515,041
Intime Department Store Group	676,000	635,491
Vinda International Holdings	467,000	769,631
		8,994,629
India--19.2%
Dr. Reddy's Laboratories, ADR	23,200	673,264
Hexaware Technologies	543,264	1,115,051
Hinduja Ventures	200,000	1,329,138
Manappuram Finance	822,600	496,237
Reliance Infrastructure	55,000	489,180
Tata Motors	360,000	1,464,533
United Spirits	71,000	1,033,052
Yes Bank	179,000	1,175,417
		7,775,872
Indonesia--2.8%
Adaro Energy	2,790,000	430,365
Bumi Serpong Damai	4,240,000	515,161
Indomobil Sukses Internasional	297,500	191,733
		1,137,259
Italy--2.3%
Prada	135,600	938,133
Malaysia--2.4%
AirAsia	800,000	956,063
Philippines--7.7%
Metropolitan Bank & Trust	97,000	232,596
Philippine Long Distance Telephone	9,160	599,915
Puregold Price Club	735,700	467,908

Security Bank	210,000	711,822
Universal Robina	786,350	1,107,615
		3,119,856
Singapore--1.1%
Singapore Telecommunications	159,000	457,425
South Korea--15.2%
Daum Communications	2,300	224,991
GS Retail	22,400	502,235
Kia Motors	14,000	967,076
LG Chem	4,000	1,110,890
Orion	873	692,609
Samsung Electronics	1,900	2,199,757
SK Hynix	24,000a	460,630
		6,158,188
Taiwan--6.7%
Hon Hai Precision Industry	486,000	1,370,863
Pegatron	644,000	843,851
Taiwan Semiconductor Manufacturing	180,000	486,122
		2,700,836
Thailand--8.1%
Kasikornbank, NVDR	169,200	940,896
Pruksa Real Estate, NVDR	1,073,600	603,836
Robinson Department Store, NVDR	404,000	786,304
Supalai, NVDR	1,650,000	943,756
		3,274,792
Total Common Stocks
(cost $43,829,549)		42,983,377
	Number of
Warrants--4.2%	Warrants	Value ($)
India
Microsec Financial Services (5/5/14)	800,000a	362,880
Prime Focus (10/24/12)	1,758,250 a,b,c	1,315,902
Total Warrants
(cost $4,735,490)		1,678,782
Total Investments (cost $48,565,039)	110.4%	44,662,159
Liabilities, Less Cash and Receivables	(10.4%)	(4,215,075)
Net Assets	100.0%	40,447,084

ADR - American Depository Receipts
NVDR- Non-Voting Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31,2012, the value of this security amounted to $1,315,902 or 3.3% of net assets.
c	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, this security was valued at $1,315,902 or 3.3% of net assets.

At July 31, 2012, net unrealized depreciation on investments was $3,902,880 of which $3,127,536 related to appreciated investment securities and $7,030,416 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.7
Consumer Discretionary	16.2
Information Technology	13.2
Consumer Staples	13.7
Industrial	21.9
Materials	5.5
Health Care	3.5
Telecommunication Services	2.6
Energy	1.9
Utilities	1.2
110.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Indonesian Rupiah,
Expiring
8/2/2012 a	2,062,376,537	216,568	217,895	(1,327)

Counterparty:
a Standard Chartered Bank

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	42,983,377	-	-	42,983,377
Warrants+	362,880	1,315,902	-	1,678,782
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,327)	-	(1,327)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2012 (Unaudited)

Common Stocks--92.5%	Shares	Value ($)
Automobiles & Components--2.6%
Brilliance China Automotive
Holdings	12,218,000a	9,910,276
Banks--.6%
China Minsheng Banking, Cl. H	2,300,000	2,138,445
Capital Goods--15.1%
AviChina Industry & Technology,
Cl. H	33,000,000	9,957,832
China State Construction
International Holdings	23,556,000	24,604,898
First Tractor, Cl. H	11,104,000a	8,705,987
LK Technology Holdings	46,017,500	9,672,653
Zhuzhou CSR Times Electric, Cl. H	1,618,000	3,859,982
		56,801,352
Consumer Durables & Apparel--4.8%
Prada	1,864,000	12,895,870
Shenzhou International Group
Holdings	2,843,000	5,022,644
		17,918,514
Diversified Financials--10.6%
CITIC Securities, Cl. H	9,851,500	17,251,908
Far East Horizon	17,922,000	12,456,907
Haitong Securities, Cl. H	8,295,200a	10,162,147
		39,870,962
Energy--4.3%
CNOOC	4,520,000	9,162,753
Hilong Holding	32,610,000	7,022,670
		16,185,423
Food & Staples Retailing--1.2%
Shanghai Friendship Group, Cl. B	4,382,022	4,644,943
Food, Beverage & Tobacco--3.9%
China Foods	15,760,000	14,815,583
Household & Personal Products--4.0%
Vinda International Holdings	9,210,000	15,178,382
Insurance--6.2%
China Life Insurance, Cl. H	2,733,000	7,559,654
New China Life Insurance, Cl. H	2,250,000	7,065,070
Ping An Insurance Group, Cl. H	1,119,000	8,780,630
		23,405,354
Materials--6.2%
Anhui Conch Cement, Cl. H	1,300,000	3,428,244
Hunan Non-Ferrous Metal, Cl. H	50,492,000a	15,691,867
Xinjiang Xinxin Mining Industry,
Cl. H	23,777,000	4,353,920
		23,474,031
Pharmaceuticals, Biotech & Life Sciences--3.5%
China Medical System Holdings	26,424,000	13,084,731
Real Estate--12.6%

China Merchants Property
Development, Cl. B	687,716		1,300,991
China Overseas Land & Investment	5,130,000		12,132,539
China Resources Land	7,900,000		16,034,921
Evergrande Real Estate Group	30,155,000		14,076,766
KWG Property Holding	7,100,000		3,936,967
			47,482,184
Retailing--8.5%
Belle International Holdings	7,898,000		14,625,360
China ZhengTong Auto Services
Holdings	13,501,500	a	6,441,971
Hengdeli Holdings	10,096,000		2,812,147
Intime Department Store Group	8,411,500		7,907,441
			31,786,919
Software & Services--2.7%
Qihoo 360 Technology, ADR	a		10,297,000
Technology Hardware & Equipment--4.2%
Hon Hai Precision Industry	3,950,000		11,141,786
Pegatron	3,600,000		4,717,179
			15,858,965
Telecommunication Services--1.5%
HKT Trust	7,062,000		5,627,962
Total Common Stocks
(cost $365,007,234)			348,481,026
	Number of
Warrants--6.5%	Warrants		Value ($)
Real Estate--1.7%
China Merchants Property
Development, Cl. A (2/28/13)	1,683,000	a,b	6,179,639
Diversified Financials--1.4%
Haitong Securities, Cl. A
(11/1/12)	3,600,000	a,b	5,415,480
Insurance--2.5%
Ping An Insurance Group, Cl. A
(11/1/12)	1,339,619	a,b	9,315,443
Food, Beverage & Tobacco--.9%
Yuan Longping High-tech
Agriculture, Cl. A (2/6/13)	1,161,450	a,b	3,419,425
Total Warrants
(cost $22,374,520)			24,329,987

Total Investments (cost $387,381,754)	99.0%		372,811,013
Cash and Receivables (Net)	1.0%		3,853,798
Net Assets	100.0%		376,664,811

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities were valued at $24,329,987 or 6.5% of net assets.

At July 31, 2012, net unrealized depreciation on investments was $14,570,741 of which $32,203,754 related to appreciated investment securities and $46,774,495 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	15.1
Real Estate	14.3
Diversified Financials	12.0
Insurance	8.7
Retailing	8.5
Materials	6.2
Consumer Durables & Apparel	4.8
Food, Beverage & Tobacco	4.8
Energy	4.3
Technology Hardware & Equipment	4.2
Household & Personal Products	4.0
Pharmaceuticals, Biotech & Life Sciences	3.5
Software & Services	2.7
Automobiles & Components	2.6
Telecommunication Services	1.5
Food & Staples Retailing	1.2
Banks	.6
99.0

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	348,481,026	-	-	348,481,026
Warrants+	24,329,987	-	-	24,329,987

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
July 31, 2012 (Unaudited)

Common Stocks--102.3%	Shares	Value ($)
Automobiles & Components--5.0%
Tata Motors	31,500	128,147
Banks--13.4%
Canara Bank	14,000	92,184
Punjab & Sind Bank	70,000	79,547
State Bank of India	2,100	75,712
UCO Bank	75,000	93,927
		341,370
Capital Goods--16.7%
Hindustan Construction	100,000a	31,556
Ingersoll-Rand India	15,000	121,384
Larsen & Toubro	5,500	135,426
Schneider Electric Infrastructure	62,000	85,729
Sintex Industries	47,000	50,706
		424,801
Diversified Financials--3.9%
IFCI	115,000	73,200
PTC India Financial Services	100,000a	25,263
		98,463
Food, Beverage & Tobacco--18.1%
Balrampur Chini Mills	59,000a	57,499
Dhampur Sugar Mills	110,000	133,408
Nestle India	1,800	144,953
United Spirits	8,500	123,675
		459,535
Insurance--4.4%
Reliance Capital	18,500	111,103
Materials--2.0%
MOIL	10,700	51,677
Media--9.5%
Hinduja Ventures	12,500	83,071
Prime Focus	100,000a	75,339
Reliance Broadcast Network	110,000a	83,862
		242,272
Pharmaceuticals, Biotech & Life Sciences--17.8%
Merck	8,400a	92,179
Natco Pharma	6,649	41,539
Novartis India	10,000	118,421
Parabolic Drugs	180,000	76,544
Pfizer	5,700	124,382
		453,065
Telecommunication Services--3.6%
Reliance Communications	90,000	90,785

Utilities--7.9%
Indiabulls Infrastructure and
Power	132,750a	10,503
Reliance Infrastructure	13,000	115,624
Reliance Power	45,555a	74,744
		200,871
Total Investments (cost $3,266,803)	102.3%	2,602,089
Liabilities, Less Cash and Receivables	(2.3%)	(58,176)
Net Assets	100.0%	2,543,913

a Non-income producing security.

At July 31, 2012, net unrealized depreciation on investments was $664,714 of which $43,261 related to appreciated investment securities and $707,975 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	18.1
Pharmaceuticals, Biotech & Life Sciences	17.8
Capital Goods	16.7
Banks	13.4
Media	9.5
Utilities	7.9
Automobiles & Components	5.0
Insurance	4.4
Diversified Financials	3.9
Telecommunication Services	3.6
Materials	2.0
102.3

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	2,602,089	-	-	2,602,089

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2012 (Unaudited)

Registered Investment Companies--97.9%	Shares	Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	3,502a	32,638
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	4,837a	69,949
Dreyfus Global Absolute Return
Fund, Cl. I	12,453a,b	154,416
Dreyfus Global Real Estate
Securities Fund, Cl. I	7,267a	58,205
Dreyfus Inflation Adjusted
Securities Fund, Institutional
Shares	3,990a	57,530
Dreyfus International Bond Fund,
Cl. I	3,148a	53,577
Dreyfus Natural Resources Fund,
Cl. I	2,758a,b	68,267
Dreyfus/The Boston Company
Emerging Markets Core Equity
Fund, Cl. I	1,944a	36,296

Total Investments (cost $480,441)	97.9%	530,878
Cash and Receivables (Net)	2.1%	11,505
Net Assets	100.0%	542,383

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2012, net unrealized appreciation on investments was $50,437 of which $55,156 related to appreciated investment securities and $4,719 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	74.7
Mutual Funds: Domestic	23.2
97.9

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	530,878	-	-	530,878

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)